Long-term Debt - Liability and Equity Component of Convertible Notes (Details) - Convertible Notes - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Liability Component:
Principal	$ 999.8	$ 575.0
Unamortized discount and issuance costs	(216.0)	(105.9)
Net carrying amount	783.8	469.1
Equity Component:
Discount related to value of conversion options	262.3	113.3
Partial extinguishment of 2023 Notes	(27.7)	0.0
Debt issuance costs	(6.3)	(2.7)
Net carrying amount	$ 228.3	$ 110.6